Long-Term Debt - Additional Information (Details) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 25, 2019	Oct. 01, 2018	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2021
Debt Instrument [Line Items]
Percentage of repayment on original principal amount						1.00%
Long-term Debt				$ 242,035,000		$ 244,752,000
Debt Issuance Costs, Net				1,806,000		1,714,000
Repayments of long term debt				$ 2,625,000	$ 525,000	$ 2,888,000	$ 950,000
Term Loan [Member]
Debt Instrument [Line Items]
Interest rate				2.345%		2.40%
Long term debt maturity date				Sep. 25, 2024
Term Loan [Member] | Year One [Member]
Debt Instrument [Line Items]
Percentage of repayment on original principal amount						1.00%
Term Loan [Member] | Year Two [Member]
Debt Instrument [Line Items]
Percentage of repayment on original principal amount						2.50%
Term Loan [Member] | Year Three [Member]
Debt Instrument [Line Items]
Percentage of repayment on original principal amount						5.00%
Term Loan [Member] | Year Four [Member]
Debt Instrument [Line Items]
Percentage of repayment on original principal amount						7.50%
Term Loan [Member] | Year Five [Member]
Debt Instrument [Line Items]
Percentage of repayment on original principal amount						10.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt maturity date						Sep. 25, 2024
Line of credit facility expiration date						Sep. 25, 2024
Line of credit facility stated interest rate				2.345%		2.40%
Line of credit facility unused commitement fee percentage				0.40%		0.40%
Line of Credit Facility, Frequency of Commitment Fee Payment for undrawn borrowings						quarterly
Borrowing availability under the Revolving Credit Facility				$ 50,100,000		$ 39.9
Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity				15,000,000.0		15,000,000.0
Revolving Credit Facility [Member] | Swing Line Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity				$ 5,000,000.0		5,000,000.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date				Sep. 25, 2024
Line of Credit Facility, Frequency of Commitment Fee Payment for undrawn borrowings				quarterly
2019 Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt						244,800,000
2019 Credit Agreement [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt face amount	$ 210,000,000.0
Debt instrument floor rate Percentage	2.25%
Debt Issuance Costs, Net	$ 2,300,000
Amortization of Debt Issuance Costs			$ 100,000			$ 500,000
2019 Credit Agreement [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.00%
2019 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit additional borrowing capacity									$ 50,000,000.0
2019 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	$ 40,000,000.0
Debt modification fees gross									$ 300,000
2018 Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Net		$ 2,600,000
Repayments of long term debt	$ 84,600,000
Unamortized debt finance costs charged to interest finance							2,000,000.0
2018 Credit Agreement [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt face amount		$ 85,000,000.0
Long term debt maturity date		Oct. 01, 2023
Debt instrument periodic payment principal		$ 200,000
Debt instrument frequency of periodic payment		quarterly
Debt Instrument, Basis Spread on Variable Rate		3.75%
Percentage of prepayment fee		1.00%
Debt instruments prepayments								24 months
Amortization of Debt Issuance Costs							$ 400,000
2018 Credit Agreement [Member] | Term Loan [Member] | Net Leverage Ratio Criteria Basis One [Member]
Debt Instrument [Line Items]
Debt Instrument step ups Percentage		4.00%
2018 Credit Agreement [Member] | Term Loan [Member] | Net Leverage Ratio Criteria Basis Two [Member]
Debt Instrument [Line Items]
Debt Instrument step ups Percentage		4.25%
2018 Credit Agreement [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument floor rate Percentage		1.00%
2018 Credit Agreement [Member] | Delayed Draw Down Loan Commitment [Member]
Debt Instrument [Line Items]
Debt face amount		$ 15,000,000.0
Duration in which additional debt commitments be allowed from closing of credit agreement		1 year
Long-term Debt								$ 0
2018 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		$ 20,000,000.0
Line of credit facility expiration date		Oct. 01, 2023
Line of credit facility unused commitement fee percentage		0.50%
2018 Credit Agreement [Member] | Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		$ 15,000,000.0
2018 Credit Agreement [Member] | Revolving Credit Facility [Member] | Swing Line Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		$ 5,000,000.0
Line of credit outstanding								$ 0
Debt instrument floor rate Percentage		2.00%
2018 Credit Agreement [Member] | Revolving Credit Facility [Member] | Swing Line Credit Facility [Member] | Net Leverage Ratio Criteria Basis One [Member]
Debt Instrument [Line Items]
Debt Instrument step ups Percentage		3.00%
2018 Credit Agreement [Member] | Revolving Credit Facility [Member] | Swing Line Credit Facility [Member] | Net Leverage Ratio Criteria Basis Two [Member]
Debt Instrument [Line Items]
Debt Instrument step ups Percentage		3.25%
2018 Credit Agreement [Member] | Revolving Credit Facility [Member] | Swing Line Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.75%